Average Annual Total Returns - US Managed Volatility Fund	Class R6 Inception Date	Class R6 1 Year	Class R6 Since Inception	Class R6 Return After Taxes on Distributions 1 Year	Class R6 Return After Taxes on Distributions Since Inception	Class R6 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	Invesco U.S. Large Cap Index (reflects no deduction for fees, expenses or taxes) 1 Year	Invesco U.S. Large Cap Index (reflects no deduction for fees, expenses or taxes) Since Inception	Lipper S&P 500 Fund Index 1 Year	Lipper S&P 500 Fund Index Since Inception
Total	Dec. 18, 2017	20.90%	12.82%	16.73%	10.82%	13.74%	9.38%	18.40%	13.79%	21.69%	14.98%	17.95%	13.44%